UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust,
     800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


WCMA Tax-Exempt Fund

Schedule of Investments as of December 31, 2004

                       Beneficial
                         Interest    Mutual Funds                                                                  Value
                   $  644,672,566    Master Tax-Exempt Trust                                                $   655,457,633

                                     Total  Mutual Funds (Cost - $655,457,633) - 100.0%                         655,457,633

                                     Total Investments (Cost - $655,457,633) - 100.0%                           655,457,633
                                     Liabilities in Excess of Other Assets - 0.0%                                  (68,707)
                                                                                                            ---------------
                                     Net Assets - 100.0%                                                    $   655,388,926
                                                                                                            ===============



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust



By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: February 24, 2005